Note 5 - Significant Accounting Policies and New Standards Adopted (Details Textual) - CAD ($)		3 Months Ended
	Apr. 01, 2018	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Transaction price allocated to remaining performance obligations		$ 84,470,000
Increase (decrease) through conversion of convertible instruments, equity			$ (2,366,000)
Total tax expense (income)		7,961,000	$ 6,797,000
Effect of overlay approach reclassification [member]
Statement Line Items [Line Items]
Total tax expense (income)	$ 5,616,000
Provision for trade receivables and unbilled revenues affetced by IFRS 9 [member]
Statement Line Items [Line Items]
Reclassification adjustments on financial assets that have been de-designated from overlay approach, before tax	23,636,000
IFRS 15 [member]
Statement Line Items [Line Items]
Deferred tax liability (asset) at end of period	7,493,000
Total tax expense (income)		$ 7,961,000
IFRS 9 [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity	$ (17,863)